Loans Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Receivables [Abstract]
Schedule of Loans Receivables

At September 30, 2019 and December 31, 2018, the Company’s loans receivable consists of the following:

	September 30, 2019	December 31, 2018
Loans receivable, net	$146,416	$112,911
Less: current portion	(19,092)	(37,155)
Loans receivable, non-current	$127,324	$75,756

At December 31, 2018 and 2017, the Company’s loans receivable consists of the following:

	December 31,	December 31,
	2018	2017
Loans receivable, net	$112,911	$170,668
Less: current portion	(37,155)	(20,146)
Loans receivable, non-current	$75,756	$150,522